CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Thousands, € in Millions, £ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Noncurrent assets
Property, plant and equipment	$ 16,234	$ 15,844	$ 11,582
Intangible assets	174,901	171,684	167,344
Deferred tax asset	79,222	32,191	15,038
Other non-current assets	40,894	54,876	7,816
Research and development incentive receivables	47,488	32,707	20,626
Investment in joint venture	1,323
Total noncurrent assets	360,064	307,303	222,406
Current assets
Inventories	228,353	109,076	25,195
Prepaid expenses	76,022	58,946	27,913
Trade and other receivables	275,697	38,221	6,978
Research and development incentive receivables	1,578		463
Financial assets	1,391,808	1,002,052	779,649
Cash and cash equivalents	800,700	1,334,676	1,216,803
Total current assets	2,774,197	2,542,971	2,057,001
TOTAL ASSETS	3,134,261	2,850,274	2,279,407
Equity
Share capital	6,640	6,233	5,744
Share premium	4,309,880	3,462,775	2,339,033
Translation differences	129,280	131,684	134,732
Accumulated losses	(2,109,791)	(1,400,197)	(991,932)
Other reserves	477,691	333,729	186,474
Total equity	2,813,699	2,534,224	1,674,051
Non-current liabilities
Provisions for employee benefits	870	417	156
Lease liabilities	9,009	7,956	6,181
Deferred tax liabilities	8,406	6,438	1,487
Deferred revenue			269,039
Total non-current liabilities	18,285	14,811	276,863
Current liabilities
Lease liabilities	3,417	3,509	3,476
Trade and other payables	295,679	293,415	275,192
Tax liabilities	3,181	4,315	3,497
Deferred revenue			46,328
Total current liabilities	302,277	301,239	328,493
Total liabilities	320,562	316,050	605,356
TOTAL EQUITY AND LIABILITIES	$ 3,134,261	$ 2,850,274	$ 2,279,407